Loans and Financing - Future Minimum Lease Payments and Present Book Value (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of schedule of borrowings [line items]
Minimum lease payments	R$ 64,907	R$ 50,043
Less amounts representing financial charges	(26,694)	(31,141)
Present value of minimum lease payments	38,213	18,902
Present value of minimum lease payments	55,347	49,165
Not later than one year [member]
Disclosure of schedule of borrowings [line items]
Minimum lease payments	23,363	12,637
Present value of minimum lease payments	19,041	12,146
Later than one year and not later than five years [member]
Disclosure of schedule of borrowings [line items]
Minimum lease payments	41,544	37,406
Present value of minimum lease payments	R$ 36,306	R$ 37,019